Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

NOTE 6 – Commitments and Contingencies

Lease commitment – The Company’s lease agreement for offices in London expired in March 2019. The Company currently leases its offices in London on the same terms of the expired lease except on a month-to-month basis. (See Note 4).

The Company’s lease for offices in New York, New York ended early in December 2018. The Company currently leases office space in New York, New York on a month-to-month basis.

For the three months ended June 30, 2021 and 2020, the Company incurred rental expense in the amount of approximately $44,000,  $90,000,  $43,000 and $84,000, respectively.